Short-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Short-Term Debt

NOTE 3 SHORT-TERM DEBT

The short term debt balances were as follows:

	June 30, 2021	December 31, 2020

Unsecured loan from a shareholder in April 2018 for $100,000 at a 50% interest rate and six month maturity	$75,000	$100,000

Loan from Hua Nan Bank in 2020 at 2.42% interest rate per annum and due June 2021, 2019 loan at 2.61% interest paid February - April 2020	-	71,238

Loans fro m Shanghai Bank with interest rates 1.00%-2.43% per annum due September 2021	442,688	-

Debenture agreements with various shareholders at 10% interest rate beginning in February 2019 - December 2019	210,000	346,250

Debenture agreements with various shareholders at 10%-20% interest rate beginning in January 2020 - February 2021	310,000	313,500

Short term three month loan at 0% interest from a shareholder in June 2020	-	35,000

Balance at end of period	$1,037,688	$865,988

NOTE 3 SHORT-TERM DEBT

Short-term bank loans were initiated with MEGAsys throughout 2019 and 2020 with Taiwan Banks and Iveda US secured loans from shareholders during that same period.

The short term debt balances were as follows:

	December 31, 2020	December 31, 2019

Unsecured loan from a shareholder in April 2018 for $100,000 at a 50% interest rate and six month maturity	$100,000	$100,000

Loan from Hua Nan Bank in 2020 at 2.42% interest rate per annum and due June 2021, 2019 loan at 2.61% interest paid February - April 2020	71,238	267,478

Debenture agreements with various shareholders at 10% interest rate beginning in February 2019 - December 2019	346,250	346,350

Debenture agreements with various shareholders at 10%-20% interest rate beginning in January 2020 - December 2020	313,500	-

Short term three month loan at 0% interest from a shareholder in June 2020	35,000	-

Balance at end of period	$865,988	$713,828